Financial instruments, Liquidity Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contractual cash flows [abstract]
Borrowings	$ 0	$ 1,200	$ 0
Total current and non-current payables	2,781	4,626
Liquidity Risk [Member]
Contractual cash flows [abstract]
Payables	2,408	4,614
Lease Liabilities	394	83
Borrowings	0	1,200
Total current and non-current payables	2,802	5,897
Liquidity Risk [Member] | Less than 1 Year [Member]
Contractual cash flows [abstract]
Payables	2,408	4,614
Lease Liabilities	118	41
Borrowings	0	1,200
Total current and non-current payables	2,526	5,855
Liquidity Risk [Member] | 1-2 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease Liabilities	168	29
Borrowings	0	0
Total current and non-current payables	168	29
Liquidity Risk [Member] | 2-5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease Liabilities	108	13
Borrowings	0	0
Total current and non-current payables	108	13
Liquidity Risk [Member] | More than 5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease Liabilities	0	0
Borrowings	0	0
Total current and non-current payables	$ 0	$ 0